OPERATING LEASE (Details Narrative)	6 Months Ended
Mar. 31, 2017 USD ($)
Operating Lease Details Narrative
Operating lease rent	$ 2,167
Lease agreement expire date	Oct. 31, 2017
Rent expense	$ 13,000